Salaries and social security - Summary of detailed information about salaries and social security (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 ARS ($)
Disclosure Of Salaries And Social Security [Abstract]
Provision for voluntary retirement plan	$ 6,102